Schedule of accounts receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts receivable	$ 3,910,735	$ 1,277,928
Less: Allowance for expected credit loss (Note 34 (b))	(331,761)
Total accounts receivable net	$ 3,578,974	$ 1,277,928